LONG TERM DEBT (Schedule of Aggregate Principal Annual Payments) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Long Term Debt Schedule Of Aggregate Principal Annual Payments Details
2016 (six months ending December 31)	$ 11,650
2017	4,150
2018	5,000
2019	37,750
Total principal payments	58,550
Less: unamortized original issue discount	(1,320)
Present value of principal payments	57,230
Less: current portion	(13,506)
Long-term debt	$ 43,724	$ 46,920